OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2023
OTHER INCOME
Schedule of other income

in € thousand	2023	2022	2021
Foreign currency gains	2,969	1,503	538
Bonus payments	9,200	—	—
Other miscellaneous income	3,815	1,871	1,387
Total other income	15,985	3,375	1,924